BALANCE SHEET DETAILS (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Balance Sheet Details [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%	8.00%
Promissory Notes Payable [Member]
Balance Sheet Details [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.00%
Debt Instrument, Convertible, Conversion Price	$ 0.0822
Debt Conversion, Converted Instrument, Shares Issued	3,071,000